Loans Payable (Details)																									3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 11, 2024 USD ($)	Aug. 13, 2024 USD ($)	Jul. 30, 2024 USD ($)	Jun. 06, 2024 USD ($)	Jun. 06, 2024 AFN (؋)	May 02, 2024 USD ($)	Mar. 11, 2024 USD ($)	Mar. 07, 2024 USD ($)	Oct. 30, 2023 USD ($)	Oct. 23, 2023 USD ($)	Jun. 14, 2023 USD ($)	Feb. 13, 2023 USD ($)	Nov. 18, 2022 USD ($)	Nov. 02, 2022 USD ($)	Oct. 31, 2022 USD ($)	Sep. 28, 2022 USD ($)	Sep. 21, 2022 USD ($)	Sep. 18, 2022 USD ($)	Sep. 01, 2022 USD ($)	Aug. 31, 2022 USD ($)	Jan. 10, 2022 USD ($)	Aug. 27, 2021 USD ($)	Jun. 08, 2021 USD ($)	Feb. 27, 2021 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 11, 2023 USD ($)	May 28, 2023 USD ($)	May 19, 2023	Jan. 17, 2023 USD ($)	Aug. 27, 2022 USD ($)
Loans Payable [Line Items]
Short-term loans paid																									$ 2,928,183		$ 2,928,183		$ 509,443	$ 1,453,464
Debt extinguishment																													200,000
Accounts receivable						$ 1,240,150																							305,669
Purchase price						807,500															$ 3,000,000
Total fees			$ 212,400			42,500
Weekly installment																	$ 2,244.38
Number of weekly installment																	364 days
Effective interest rate												16.85%					31.22%	10.80%							16.85%		16.85%						10.80%
Borrowing amount																													$ 503,500	$ 317,857
Weighted average effective interest rate																													85.36%	92.64%
Outstanding balance																											$ 737,375		$ 409,443	$ 1,435,285
Principal amount					؋ 288,750												$ 100,000
Bank loan balance																													0	76,064
Gross policy premium and related fees												$ 4,812						$ 35,508
Financed cost												4,461						26,387
Monthly installments payable												$ 481						$ 3,065							$ 15,165		15,165		15,165			$ 15,000
Premium financing loan																													0	14,922
Borrowed principal amount									$ 100,000
Annual interest rate							8.00%		12.00%																									8.00%
Loan balance																													100,000
Interest expenses short term loan																									304,302	$ 5,364	428,215	$ 381,814	428,159	635,296
Outstanding amount																									97,641		97,641		114,621	147,354
Purchase amount																					$ 4,395,230	$ 1,574,079
Principal of the loan																											73,752		32,733	24,333
Outstanding amount of building loan																											3,207,773
Secured business loan																													3,281,526	0
Principal sum		$ 181,700									$ 3,700,000																		110,000					$ 294,985	$ 1,574,079
Net proceed amount																													3,300,000
Debt issuance cost																													360,000
Interest expenses long term																									159,385	28,870	320,304	56,594	406,442	102,854
Weekly installment		$ 20,350
Pay a weekly installment				$ 15,056		$ 41,000
Loan balance																													0
Principal amount																															$ 125,000
Total payments of loan							$ 75,000
Short-Term Loans [Member]
Loans Payable [Line Items]
Short-term loans paid																													1,900,000
Purchase amount																													78,077	69,326
Auto Loans [Member]
Loans Payable [Line Items]
Maturity date																								Feb. 28, 2026
Principal of the loan																									8,541	8,130	16,980	16,168
Secured business loan [Member]
Loans Payable [Line Items]
Maturity date											Jul. 01, 2033
Principal of the loan																									37,629	0		0
Outstanding amount of building loan																													3,281,526
Principal sum											$ 3,700,000
Factor H [Member]
Loans Payable [Line Items]
Accounts receivable										$ 768,500
Purchase price										503,500
Total fees										26,500
Final payment										38,500
Principal of the loan																									70,125		70,125
Weekly installment										$ 22,814.84
Effective interest rate										85.36%
Loan balance																									175,315		$ 175,315
Merchants [Member]
Loans Payable [Line Items]
Effective interest rate																											93.05%
Seven Promissory Notes [Member]
Loans Payable [Line Items]
Borrowed principal amount																									380,000		$ 380,000
Interest rate																											0.00%
Agile Capital Funding LLC [Member]
Loans Payable [Line Items]
Effective interest rate																											99.88%
Factor A [Member]
Loans Payable [Line Items]
Purchase price																				$ 712,500
Total fees																				37,500
Weekly installment																				$ 26,625
Principal of the loan																										181,461		326,233
Effective interest rate																				105.19%
Factor B [Member]
Loans Payable [Line Items]
Accounts receivable																			$ 458,500
Purchase price																			339,465
Total fees																			10,500
Weekly installment																			$ 8,817.31
Effective interest rate																			55.79%
Principal of the loan																										178,874		262,157
Factor C [Member]
Loans Payable [Line Items]
Accounts receivable															$ 675,000
Purchase price															485,000
Total fees															15,000
Weekly installment															$ 16,071
Principal of the loan																										247,619		367,632
Effective interest rate															106.56%
Capital Management Institution D [Member]
Loans Payable [Line Items]
Principal of the loan																										0		68,868
Factor E [Member]
Loans Payable [Line Items]
Accounts receivable														$ 374,750
Purchase price														225,000
Weekly installment														$ 15,615
Effective interest rate														84.67%
Final payment														$ 25,000
Principal of the loan																										129,673		188,441
Factor F [Member]
Loans Payable [Line Items]
Accounts receivable													$ 206,113
Purchase price													123,750
Total fees													13,750
Weekly installment													$ 8,588
Effective interest rate													89.96%
Principal of the loan																										75,112		110,977
Factor G [Member]
Loans Payable [Line Items]
Accounts receivable													$ 206,113
Purchase price													123,750
Total fees													13,750
Weekly installment													$ 8,588
Effective interest rate													89.96%
Principal of the loan																										69,112		110,977
WebBank [Member]
Loans Payable [Line Items]
Principal of the loan																										57,696		76,064
Long Term Debts Auto Loans [Member]
Loans Payable [Line Items]
Maturity date																								Feb. 28, 2026
Building Loan [Member]
Loans Payable [Line Items]
Principal of the loan																									$ 19,930	19,218	$ 39,957	38,831
Business Loan [Member]
Loans Payable [Line Items]
Maturity date											Jul. 01, 2033
Nature’s Miracles [Member]
Loans Payable [Line Items]
Amount of loan percent																									10.00%		10.00%
Factor A [Member]
Loans Payable [Line Items]
Accounts receivable																				$ 1,065,000
Purchase price																				712,500
Total fees																				37,500
Weekly installment																				$ 26,625
Number of weekly installment																				280 days
Effective interest rate																				105.19%
Factor B [Member]
Loans Payable [Line Items]
Accounts receivable																			$ 458,500
Purchase price																			339,465
Total fees																			10,500
Weekly installment																			$ 8,817.31
Number of weekly installment																			364 days
Effective interest rate																			55.79%
Factor C [Member]
Loans Payable [Line Items]
Accounts receivable															$ 675,000
Purchase price															485,000
Total fees															15,000
Weekly installment															$ 16,071
Number of weekly installment															294 days
Effective interest rate															106.56%
Capital Management Institution D [Member]
Loans Payable [Line Items]
Accounts receivable															$ 100,000
Purchase price															149,000
Total fees															$ 10,000
Number of weekly installment															140 days
Effective interest rate															85.25%
Purchase percentage															20.00%
Estimated daily payment amount															$ 1,490
Factor E [Member]
Loans Payable [Line Items]
Accounts receivable														374,750
Purchase price														225,000
Weekly installment														$ 15,615
Number of weekly installment														168 days
Effective interest rate														84.67%
Final payment														$ 25,000
Factor F [Member]
Loans Payable [Line Items]
Accounts receivable													$ 206,113
Purchase price													123,750
Total fees													13,750
Weekly installment													$ 8,588
Number of weekly installment													168 days
Effective interest rate													89.96%
Factor G [Member]
Loans Payable [Line Items]
Accounts receivable													$ 206,113
Purchase price													123,750
Total fees													13,750
Weekly installment													$ 8,588
Number of weekly installment													168 days
Effective interest rate													89.96%
Factor H [Member]
Loans Payable [Line Items]
Accounts receivable										$ 768,500
Purchase price										503,500
Total fees										26,500
Weekly installment										$ 22,814.84
Number of weekly installment										224 days
Effective interest rate										85.36%
Final payment										$ 38,500
Redone and Deyin Chen [Member]
Loans Payable [Line Items]
Accounts receivable																				$ 1,065,000
Visiontech And Hydroman [Member]
Loans Payable [Line Items]
Short-term loans paid																													822,610
Principal of the loan																									$ 227,493		$ 409,443
Nature’s Miracles [Member]
Loans Payable [Line Items]
Principal amount																									1,405,000		1,405,000
Redone and Deyin Chen (Bill) [Member]
Loans Payable [Line Items]
Effective interest rate							8.00%
Loan balance							$ 430,000
Principal amount							50,000
Periodic payment							$ 150,000
Interest expenses																											7,595
Agile Capital Funding LLC [Member]
Loans Payable [Line Items]
Principal of the loan																									19,192		19,192
Hydroman and ClassicPlan Premium Financing Inc [Member]
Loans Payable [Line Items]
Principal of the loan																										11,965		14,922
Hydroman and First Insurance Funding [Member]
Loans Payable [Line Items]
Principal of the loan																										$ 4,393		$ 4,812
Vehicles [Member]
Loans Payable [Line Items]
Purchase price																								$ 55,202
Monthly installments payable																								1,014
Purchase amount																								$ 68,802
Second Vehicle [Member]
Loans Payable [Line Items]
Purchase price																							$ 73,814
Monthly installments payable																							1,172
Purchase amount																							$ 86,114
Third Vehicle [Member]
Loans Payable [Line Items]
Purchase price																$ 56,440
Monthly installments payable																1,107
Purchase amount																$ 62,230
Building [Member]
Loans Payable [Line Items]
Outstanding amount of building loan																											2,812,641		2,852,597	$ 2,930,674
Independent Third Party [Member]
Loans Payable [Line Items]
Outstanding balance																											$ 100,000		$ 100,000
Borrowed principal amount									$ 100,000
Interest rate									12.00%
Administrative Agent Fee [Member]
Loans Payable [Line Items]
Total fees | ؋					؋ 13,750
Forecast [Member]
Loans Payable [Line Items]
Principal of the loan								$ 1,405,000
Interest rate								10.00%
Forecast [Member] | Redone and Deyin Chen (Bill) [Member]
Loans Payable [Line Items]
Periodic payment	$ 230,000																								$ 5,695